Shareholder Report, Average Annual Return (Details) DFBS_Global Allocation 25-75 Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Allocation 25/75 Portfolio – Institutional
Average Annual Return, Percent		8.38%	5.15%	4.60%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent		5.30%	0.52%	2.37%
Global 25/75 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global 25/75 Fund Custom Benchmark
Average Annual Return, Percent	[1]	9.01%	5.18%	4.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Average Annual Return, Percent	[2]	4.87%	2.11%	2.01%
S&P Global BMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Average Annual Return, Percent		21.92%	14.03%	10.88%

[1]
1	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[2]
2	ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.